SCHEDULE OF DEFERRED TAX ASSETS, LIABILITIES AND VALUATION ALLOWANCE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 765,000	$ 101,000
Stock compensation expense	703,500	208,400
Accounts payable and accrued expenses	30,600	25,500
Amortization	25,900
Allowance for doubtful accounts	7,800	10,100
Total deferred tax assets	1,532,800	345,000
Valuation allowance	(1,341,300)	(337,800)
Deferred tax assets after valuation allowance	191,500	7,200
Accounts receivable	(156,400)
Prepaid expenses	(35,000)	(7,200)
Total deferred tax liabilities	(191,500)	(7,200)
Net deferred tax assets